APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                               HARTFORD LIFE INSURANCE COMPANY
                                   SEPARATE ACCOUNT TWO
                                      P.O. Box 2999
                                  Hartford, CT 06104-2999
 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


    Single Class


 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-4372


    Securities Act File Number: 33-73570
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________


--------------------------------------------------------------------------------------------------------------------------------
Hartford Life Insurance Company Separate Account Two
--------------------------------------------------------------------------------------------------------------------------------
Securities Act File Number: 33-73570
--------------------------------------------------------------------------------------------------------------------------------
                                            AMOUNT           AMOUNT         NET SOLD /        OFFERING PRICE          AMOUNT OF
--------------------------------------------------------------------------------------------------------------------------------
                                             SOLD           REDEEMED        (REDEEMED)          02/12/1996            FILING FEE
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.00% Hartford Bond Fund                 0           1,618           (1,618)            4.247338                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.00% Hartford Stock Fund                0             553             (553)            9.869204                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Cal Social Responsive        358,679         110,660          248,019             1.900332               162.52
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Fidelity VIP Contrafund    1,895,954          88,353        1,807,601             1.123331               700.18
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Fidelity VIP Growth Fnd    2,367,020         312,117        2,054,903             1.135626               804.69
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Fidelity VIP Overseas        212,585          31,163          181,422             1.049628                65.66
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% HVA Money Market Fund        499,993         411,965           88,028             2.635594                80.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Advisers Fund     2,415,599       1,387,761        1,027,838             3.814032             1,351.80
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Bond Fund         1,397,965       1,157,532          240,433             4.123056               341.83
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Capital Apprec    3,163,035         943,273        2,219,762             5.750157             4,401.37
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Divd & Growth       825,001         214,004          610,997             1.293803               272.59
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Index Fund        1,668,345         885,488          782,857             2.528130               682.47
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Int'l Opportun    2,095,578       1,162,809          932,769             1.365281               439.14
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Mortgage Secur    1,255,687       1,074,636          181,051             2.357241               147.17
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Stock Fund        1,345,793         797,430          548,363             9.570891             1,809.77
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford US Gov't Secur      240,365          84,983          155,382             1.840735                98.63
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% TCI Advantage Fund            63,279          18,653           44,626             1.076967                16.57
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% TCI Growth Fund              701,268          59,717          641,551             1.114092               246.46
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25& Fidelity VIP Asset Mgr.      419,454         107,275          312,179             1.118814               120.44
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA HVA Money Market Fund             20,502          19,771              731             2.566452                 0.65
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Advisers Fund           183,316          68,086          115,230             4.385542               174.26
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Bond Fund                56,023          78,377          (22,354)            3.889634                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Capital Apprec.         258,160         120,519          137,641             6.541133               310.46
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Index Fund              134,354          69,093           65,261             2.750344                61.89
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Int'l Opp'tunities      134,075         139,259           (5,184)            1.452012                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Mortgage Secur           82,483          84,387           (1,904)            2.662462                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Stock Fund               64,197          95,306          (31,109)            7.441258                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford US Gov't Secur            9,412           4,545            4,867             2.123284                 3.56
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III HVA Money Market Fund    824,458,692     860,269,716      (35,811,024)            1.534548                 0.00
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Advisers Fund   129,033,016      98,165,721       30,867,295             2.638832            28,087.45
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Bond Fund        95,321,901      81,323,846       13,998,055             1.892878             9,136.76
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Capital Apprec  290,703,501     218,919,583       71,783,918             3.531127            87,406.25
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Index Fund      190,960,611     175,766,195       15,194,416             2.534123            13,277.42
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Int'l Advisers    8,310,041       1,732,661        6,577,380             1.169261             2,651.96
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Int'l Opport.    55,365,533      63,494,117       (8,128,584)            1.365088                 0.00
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Mortgage Secur    9,544,120      20,073,043      (10,528,923)            1.897227                 0.00
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Stock Fund      137,037,983      99,814,515       37,223,468             3.081527            39,553.49
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford US Gov't Secur            0             586             (586)            1.474575                 0.00
--------------------------------------------------------------------------------------------------------------------------------
H/L Director IV & V Hartford Divd & Grw    62,354,676       7,977,567       54,377,109             1.438483            26,972.60
--------------------------------------------------------------------------------------------------------------------------------
NonQ Plan .825% Hartford Stock Fund             4,618          67,251          (62,633)            7.966837                 0.00
--------------------------------------------------------------------------------------------------------------------------------
NonQ Plan 1.00% Hartford Stock Fund                82             349             (267)            7.767874                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Qual Plan .825% Hartford Stock Fund            15,731         100,989          (85,258)            7.952872                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Qual Plan 1.00% HVA Money Market Fund             200               0              200             2.969751                 0.20
--------------------------------------------------------------------------------------------------------------------------------
Qual Plan 1.00% Hartford Bond Fund             98,065         345,564         (247,499)            4.264186                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Qual Plan 1.00% Hartford Stock Fund           126,027         567,879         (441,852)            9.900188                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ HVA Money Market Fund     135,468,198     139,557,847       (4,089,649)            2.380262                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Advisers Fund        615,328       2,248,574       (1,633,246)            3.934250                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Bond Fund         10,376,008      10,746,893         (370,885)            3.585362                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Capital Apprec.   33,329,204      32,454,230          874,974             5.912178             1,783.79
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Dividend & Grw       399,123          69,032          330,091             1.445431               164.53
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Int'l Advisers        48,566          18,841           29,725             1.172049                12.01
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Int'l Opport         289,937         964,698         (674,761)            1.384356                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Mortgage Secur       400,545       1,756,700       (1,356,155)            2.423529                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Stock Fund        33,118,469      32,782,814          335,655             5.661038               655.23
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford US Gov't Secur             0               0                0             1.000000                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Shearson Daily Dividend             0          26,038          (26,038)            2.670550                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual HVA Money Market Fund         766,006         787,204          (21,198)            2.379142                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Advisers Fund        164,570         781,150         (616,580)            3.934250                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Bond Fund             17,428          73,787          (56,359)            3.640716                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Capital Apprec.      209,389         256,246          (46,857)            5.914865                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Dividend & Grw       162,172         137,651           24,521             1.445431                12.22
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Int'l Advisers        10,000               0           10,000             1.172049                 4.04
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Int'l Oport           35,728         189,163         (153,435)            1.384405                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Mortgage Secur        (4,279)        435,179         (439,458)            2.423529                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Stock Fund            92,437         167,787          (75,350)            5.920238                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford US Gov't Secur             0           8,612           (8,612)            1.900743                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Shearson Appreciation               9             258             (249)            6.640724                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Shearson Daily Dividend             0          14,149          (14,149)            2.580706                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Shearson Gov't Agencies             0           3,343           (3,343)            2.327217                 0.00
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director HVA Money Market         531,456         261,567          269,889             1.129389               105.11
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Advisers        557,736         130,335          427,401             1.458885               215.01
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Bond Fund        52,911          16,623           36,288             1.249264                15.63
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Cap Apprec    1,685,618         381,240        1,304,378             1.684242               757.55
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Divd & Inc      162,833           2,767          160,066             1.466475                80.94
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Index Fund      164,846          16,026          148,820             1.609759                82.61
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Int'l Adv.       10,419               0           10,419             1.180461                 4.24
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Int'l Opp.      527,529         230,641          296,888             1.514112               155.01
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Mtg. Secur       33,569           3,749           29,820             1.215979                12.50
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Stock Fund      622,488         230,087          392,401             1.604997               217.17
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      223,655.83
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
Hartford Life Insurance Company Separate Account Two
--------------------------------------------------------------------------------------------------------------------------------
Securities Act File Number: 33-73570
--------------------------------------------------------------------------------------------------------------------------------
                                              ITEM 9, 10              ITEM 12 (iii)    ITEM 12 (iii)   ITEM 12 (vi)  ITEM 12 (vii)
                                               $ Amount                 $ Amount         $ Amount       MULTIPLIER        FEE
--------------------------------------------------------------------------------------------------------------------------------
                                                  Sold                  Redeemed       Redeemed-Used                      DUE
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.00% Hartford Bond Fund                      -                6,872                 -        1/2900            0.00
-------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.00% Hartford Stock Fund                     -                5,458                 -        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Cal Social Responsive             681,609              210,291           210,291        1/2900          162.52
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Fidelity VIP Contrafund         2,129,784               99,250            99,250        1/2900          700.18
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Fidelity VIP Growth Fnd         2,688,049              354,448           354,448        1/2900          804.69
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Fidelity VIP Overseas             223,135               32,710            32,710        1/2000           65.66
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% HVA Money Market Fund           1,317,779            1,085,772         1,085,772        1/2900           80.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Advisers Fund          9,213,172            5,292,965         5,292,965        1/2900        1,351.80
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Bond Fund              5,763,888            4,772,569         4,772,569        1/2900          341.83
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Capital Apprec        18,187,948            5,423,968         5,423,968        1/2900        4,401.37
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Divd & Growth          1,067,389              276,879           276,879        1/2900          272.59
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Index Fund             4,217,793            2,238,629         2,238,629        1/2900          682.47
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Int'l Opportun         2,861,053            1,587,561         1,587,561        1/2900          439.14
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Mortgage Secur         2,959,957            2,533,176         2,533,176        1/2900          147.17
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford Stock Fund            12,880,438            7,632,116         7,632,116        1/2900        1,809.77
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% Hartford US Gov't Secur           442,448              156,431           156,431        1/2900           98.63
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% TCI Advantage Fund                 68,149               20,089            20,089        1/2900           16.57
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25% TCI Growth Fund                   781,277               66,530            66,530        1/2900          246.46
--------------------------------------------------------------------------------------------------------------------------------
Def Comp II1.25& Fidelity VIP Asset Mgr.           469,291              120,021           120,021        1/2900          120.44
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA HVA Money Market Fund                  52,617               50,741            50,741        1/2900            0.65
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Advisers Fund                803,940              298,594           298,594        1/2900          174.26
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Bond Fund                    217,909              304,858           217,909        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Capital Apprec.            1,688,659              788,331           788,331        1/2900          310.46
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Index Fund                   369,520              190,030           190,030        1/2900           61.89
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Int'l Opp'tunities           194,679              202,206           194,679        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Mortgage Secur               219,608              224,677           219,608        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford Stock Fund                   477,706              709,197           477,706        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Def Comp IRA Hartford US Gov't Secur                19,984                9,650             9,650        1/2900            3.56
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III HVA Money Market Fund       1,265,171,437        1,320,125,172     1,265,171,437        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Advisers Fund        340,496,452          259,042,846       259,042,846        1/2900       28,087.45
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Bond Fund            180,432,729          153,936,119       153,936,119        1/2900        9,136.76
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Capital Apprec     1,026,510,981          773,032,850       773,032,850        1/2900       87,406.25
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Index Fund           483,917,676          445,413,157       445,413,157        1/2900       13,277.42
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Int'l Advisers         9,716,607            2,025,933         2,025,933        1/2900        2,651.96
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Int'l Opport.         75,578,825           86,675,057        75,578,825        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Mortgage Secur        18,107,362           38,083,119        18,107,362        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford Stock Fund           422,286,245          307,581,123       307,581,123        1/2900       39,553.49
--------------------------------------------------------------------------------------------------------------------------------
H/L Director III Hartford US Gov't Secur                 -                  864                 -        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
H/L Director IV & V Hartford Divd & Grw         89,696,141           11,475,595        11,475,595        1/2900       26,972.60
--------------------------------------------------------------------------------------------------------------------------------
NonQ Plan .825% Hartford Stock Fund                 36,791              535,778            36,791        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
NonQ Plan 1.00% Hartford Stock Fund                    637                2,711               637        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Qual Plan .825% Hartford Stock Fund                125,107              803,153           125,107        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Qual Plan 1.00% HVA Money Market Fund                  594                    -                 -        1/2900            0.20
--------------------------------------------------------------------------------------------------------------------------------
Qual Plan 1.00% Hartford Bond Fund                 418,167            1,473,549           418,167        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Qual Plan 1.00% Hartford Stock Fund              1,247,691            5,622,109         1,247,691        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ HVA Money Market Fund          322,449,804          332,184,240       322,449,804        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Advisers Fund           2,420,854            8,846,452         2,420,854        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Bond Fund              37,201,745           38,531,502        37,201,745        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Capital Apprec.       197,048,187          191,875,185       191,875,185        1/2900        1,783.79
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Dividend & Grw            576,905               99,781            99,781        1/2900          164.53
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Int'l Advisers             56,922               22,083            22,083        1/2900           12.01
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Int'l Opport              401,376            1,335,485           401,376        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Mortgage Secur            970,732            4,257,413           970,732        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford Stock Fund            187,484,912          185,584,756       185,584,756        1/2900          655.23
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Hartford US Gov't Secur                  -                    -                 -        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A NonQ Shearson Daily Dividend                  -               69,536                 -        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual HVA Money Market Fund            1,822,437            1,872,870         1,822,437        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Advisers Fund             647,460            3,073,239           647,460        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Bond Fund                  63,450              268,638            63,450        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Capital Apprec.         1,238,508            1,515,660         1,238,508        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Dividend & Grw            234,408              198,965           198,965        1/2900           12.22
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Int'l Advisers             11,720                    -                 -        1/2900            4.04
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Int'l Oport                49,462              261,878            49,462        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Mortgage Secur            (10,370)           1,054,669           (10,370)       1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford Stock Fund                547,249              993,339           547,249        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Hartford US Gov't Secur                  -               16,369                 -        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Shearson Appreciation                   60                1,713                60        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Shearson Daily Dividend                  -               36,514                 -        1/2900            0.00
--------------------------------------------------------------------------------------------------------------------------------
Var Acct A Qual Shearson Gov't Agencies                  -                7,780                 -        1/2900            0.00
-------------------------------------------------------------------------------- ------------------------------------------------
Wheat First Director HVA Money Market              600,221              295,411           295,411        1/2900          105.11
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Advisers             813,673              190,144           190,144        1/2900          215.01
-------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Bond Fund             66,100               20,767            20,767        1/2900           15.63
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Cap Apprec         2,838,989              642,100           642,100        1/2900          757.55
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Divd & Inc           238,791                4,058             4,058        1/2900           80.94
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Index Fund           265,362               25,798            25,798        1/2900           82.61
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Int'l Adv.            12,299                    -                 -        1/2900            4.24
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Int'l Opp.           798,738              349,216           349,216        1/2900          155.01
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Mtg. Secur            40,819                4,559             4,559        1/2900           12.50
--------------------------------------------------------------------------------------------------------------------------------
Wheat First Director Hartford Stock Fund           999,091              369,289           369,289        1/2900          217.17
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             4,743,631,126        4,214,532,561     4,095,029,168                    223,655.83
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------